Benefit Plans, Plan Discosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	$ 42,993	$ 39,419
Actual gain on plan assets	360	3,325
Company contributions	0	2,000
Benefits paid	(1,676)	(1,751)
Fair value of plan assets	41,677	42,993	$ 39,419
Funded status at end of year	10,788	9,331
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	5,830	6,150
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	60	58	69
Interest cost	1,329	1,374	1,273
Expected return on plan assets	(2,735)	(2,504)	(2,190)
Amortization of net loss	210	0	516
Net periodic pension credit	(1,136)	(1,072)	(332)
Amortization of net loss	(210)	0	(516)
Net actuarial (gain) / loss included in other comprehensive income	(109)	5,337	(8,156)
Total amount recognized in other comprehensive income	(319)	5,337	(8,672)
Total recognized in net periodic benefit income and other comprehensive income	(1,455)	4,265	(9,004)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	169
Retirement Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	42,993
Fair value of plan assets	41,677	42,993
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	29,800
Fair value of plan assets	29,127	29,800
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	13,193
Fair value of plan assets	12,550	13,193
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,043
Fair value of plan assets	3,182	2,043
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,043
Fair value of plan assets	3,182	2,043
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	27,149
Fair value of plan assets	25,352	27,149
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	27,149
Fair value of plan assets	25,352	27,149
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	6,691
Fair value of plan assets	5,779	6,691
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	6,691
Fair value of plan assets	5,779	6,691
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	6,502
Fair value of plan assets	6,771	6,502
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	6,502
Fair value of plan assets	6,771	6,502
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	608
Fair value of plan assets	593	608
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	608
Fair value of plan assets	593	608
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	19,285	17,935
Actual gain on plan assets	(47)	1,350
Company contributions	85	83
Benefits paid	(85)	(83)
Fair value of plan assets	19,238	19,285	17,935
Funded status at end of year	13,804	12,830
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	(3,890)	(3,429)
Prior service credit	(1,457)	(1,367)
Total	(5,347)	(4,796)
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	165	100	50
Interest cost	268	217	101
Expected return on plan assets	(722)	(672)	(495)
Amortization of net loss	(140)	(297)	(49)
Net periodic pension credit	(339)	(453)	(655)
Amortization of net loss	140	297	49
Net actuarial (gain) / loss included in other comprehensive income	(602)	1,219	(2,868)
Total amount recognized in other comprehensive income	(552)	3,128	(2,092)
Total recognized in net periodic benefit income and other comprehensive income	(891)	2,675	$ (2,747)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	217
Amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	90
Post-Retirement Benefits Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	19,285
Fair value of plan assets	19,238	19,285
Post-Retirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	12,868
Fair value of plan assets	14,345	12,868
Post-Retirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	6,417
Fair value of plan assets	4,893	6,417
Post-Retirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	285
Fair value of plan assets	2,832	285
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	285
Fair value of plan assets	2,832	285
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	12,583
Fair value of plan assets	11,513	12,583
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	12,583
Fair value of plan assets	11,513	12,583
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,342
Fair value of plan assets	1,843	2,342
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,342
Fair value of plan assets	1,843	2,342
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,555
Fair value of plan assets	1,976	2,555
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	2,555
Fair value of plan assets	1,976	2,555
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	1,520
Fair value of plan assets	1,074	1,520
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	1,520
Fair value of plan assets	1,074	1,520
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets	$ 0	$ 0